Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 18,196	$ (3,664)	$ (1,016)
Adjustments to reconcile net (loss) income to net cash from operating activities (net of acquisition):
Warrant liability expense (gain)	4,312	(3,175)	5,080
Class B conversion liability expense		44,119	39,737
Depreciation and amortization	14,822	12,592	10,410
Amortization of deferred financing costs	321	271	765
Gain on disposition of business, net			(329)
Contingent consideration	(577)	(3,922)	210
Deferred income taxes	(4,650)	1,985	(9,073)
Loss on disposal of property and equipment	47	152	903
Stock-based and other noncash incentive compensation	6,096	3,762	1,557
Change in operating assets and liabilities (net of acquisition):
Payment of contingent consideration	(5,328)
Accounts receivable	(8,495)	(8,275)	(690)
Inventories	3,368	(5,208)	(7,121)
Prepaid expenses and other assets	(4,753)	(220)	(1,877)
Accounts payable	(3,642)	5,998	1,547
Accrued and other liabilities	4,337	(1,995)	(7,950)
Income taxes	3,714	(7,017)
Deferred revenue	1,135	(5,023)	660
Net cash from operating activities	28,903	30,380	32,813
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(12,336)	(15,679)	(9,781)
Purchase of intangible assets	(897)
Acquisition of a business-net of cash acquired			(1,807)
Proceeds from sale of assets			3,042
Net cash from investing activities	(13,233)	(15,679)	(8,546)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriters' discount		98,175
Payment of Class B preference		(60,000)
Capital contributions	8,435	11,578
Financing and offering costs	(1,527)	(3,362)	(2,448)
Payments on notes payable and revolving credit facility		(6,532)	(30,000)
Payments on capital lease			(1,426)
Proceeds from issuance of convertible preferred stock with warrant and conversion features			118,680
Excess tax benefits	2,180	214
Repurchase of common stock	(77)	(685)
Proceeds from stock option exercises and employee stock purchases	1,886	527	611
Payment of contingent consideration	(675)	(15,000)	(8,825)
Payment of dividends		(635)	(79,137)
Other	(4)	(49)
Net cash from financing activities	10,218	24,231	(2,545)
NET INCREASE IN CASH AND CASH EQUIVALENTS	25,888	38,932	21,722
CASH AND CASH EQUIVALENTS-Beginning of year	84,600	45,668	23,946
CASH AND CASH EQUIVALENTS-End of year	110,488	84,600	45,668
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	501	317	1,021
Cash paid for income taxes	$ 7,318	$ 19,634	$ 10,269